UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DW Investment Management, LP
Address: 590 Madison Avenue
         9th Floor
         New York, New York  10022

13F File Number:  028-14046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Warren
Title:     Chief Executive Officer
Phone:     212.751.6160

Signature, Place, and Date of Signing:

 /s/ David Warren     New York, New York/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $171,139 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEAZER HOMES USA INC           COM NEW          07556Q881     8290   500000 SH       SOLE                   500000
CF INDS HLDGS INC              COM              125269100    39952   200000 SH       SOLE                   200000
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     2278   625000 SH       SOLE                   625000
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     8368    12967 SH       SOLE                    12967
MPG OFFICE TR INC              COM              553274101    14246  4625267 SH       SOLE                  4625267
NOKIA CORP                     SPONSORED ADR    654902204      370    20000 SH  PUT  SOLE                    20000
PINNACLE ENTMT INC             COM              723456109    23378  1500000 SH       SOLE                  1500000
SANDRIDGE ENERGY INC           COM              80007P307    40596  6500600 SH       SOLE                  6500600
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      750   100000 SH  PUT  SOLE                   100000
SUNCOKE ENERGY INC             COM              86722A103    20918  1350000 SH       SOLE                  1350000
WESTERN UN CO                  COM              959802109    11993   900000 SH       SOLE                   900000